Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Schedule of Related Party Transactions [Table Text Block]
The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2020	2019	2018
Transactions with the Service Company
Charges for services provided	$38.8	$33.8	$41.0
Charges to the Service Company	$4.2	$3.6	$4.9
Transactions with other AES affiliates:
Payments for health, welfare and benefit plans	$10.7	$11.2	$7.9
Consulting and other services	$0.8	$0.7	$2.0

Balances with related parties:	At December 31, 2020	At December 31, 2019
Net payable to the Service Company	$(14.8)	$(11.0)
Net receivable from / (payable to) AES and other AES affiliates (a)	$(1.7)	$2.0

(a)The December 31, 2019 net receivable amount includes a $5.1 million receivable balance with AES related to the sale of software previously recorded on AES Ohio Generation during the year ended December 31. 2019. There was no gain or loss recorded on the transaction. These $5.1 million of proceeds on the sale were received in 2020.